Shareholder Report, Line Graph (Details) 194707_Overlay Shares Short Term Bond ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Jan. 14, 2021	Aug. 31, 2026
Overlay Shares Short Term Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Overlay Shares Short Term Bond ETF NAV
Accumulated Value	$ 11,178	$ 10,667	$ 9,590	$ 9,328	$ 10,295	$ 10,000	$ 11,769
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,694	9,399	8,760	8,866	10,020	10,000	$ 9,877
Bloomberg U.S. Corporate 1-5 years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Corporate 1-5 years Index
Accumulated Value	$ 11,009	$ 10,417	$ 9,643	$ 9,430	$ 10,052	$ 10,000	$ 11,318